Share-Based Compensation - Performance and Market- Based Awards Granted (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Performance Period Ending December 2021
Share-based Compensation
Number of shares granted	130,840	129,442	312,293
Performance Based Awards
Share-based Compensation
Unrecognized compensation cost (in dollars)	$ 19.7
Performance Based Awards | Maximum
Share-based Compensation
Vesting percentage	200.00%
Performance Based Awards | Performance Period Ending December 2019
Share-based Compensation
Number of shares granted	84,600	146,094	160,600
Market Based Share Awards
Share-based Compensation
Unrecognized compensation cost (in dollars)	$ 2.0
Number of shares granted	33,940	44,275	58,807
Market Based Share Awards | Maximum
Share-based Compensation
Vesting percentage	200.00%
Performance and Market Based Awards
Share-based Compensation
Number of shares granted	521,000	618,000	540,000